Cover	May 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2022
Entity File Number	001-41160
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Entity Central Index Key	0001860657
Entity Tax Identification Number	87-2147982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable